Loan Payable - Disclosure of detailed information about loans payable (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Loans payable, balance at beginning of period		$ 40,489	$ 50,733
Gain on debt modification		314	(4,005)
Interest accretion		5,091	5,247
Repayments		(13,142)	(11,486)
Loans payable, balance at end of period	$ 32,752	32,752	40,489
Sprott Facility
Disclosure of detailed information about borrowings [line items]
Loans payable, balance at beginning of period		40,489	42,734
Gain on debt modification	314	314	(4,005)
Interest accretion		5,091	4,927
Repayments		(13,142)	(3,167)
Loans payable, balance at end of period	32,752	32,752	40,489
SSR VTB Note
Disclosure of detailed information about borrowings [line items]
Loans payable, balance at beginning of period		0	7,999
Gain on debt modification		0	0
Interest accretion		0	320
Repayments		0	(8,319)
Loans payable, balance at end of period	$ 0	$ 0	$ 0